Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document and Entity Information [Abstract]
Document type	8-K
Amendment flag	false
Document period end date	Dec. 31, 2015
Entity registrant name	Green Plains Partners LP
Entity central index key	0001635650
Current fiscal year end date	--12-31